UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, August 31, 2018 (unaudited)
Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $—) 0.0%
Consumer Discretionary 0.0%
[a,b,c] 1155 Island Avenue LLC, LP	7,830,849	$—

	Principal
	Amount

Municipal Bonds 96.5%
California 93.1%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities,
Refunding, 6.125%, 7/01/41	$7,500,000	8,173,950
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,534,512
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,398
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,815,000	2,816,126
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,150,000	3,240,720
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,950,000	1,970,963
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,615,000	1,630,714
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM
Insured, zero cpn., 8/01/42	10,000,000	2,440,000
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4,
Pre-Refunded, 5.25%, 4/01/53.	15,000,000	17,304,150
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded,
6.00%, 8/01/41	1,925,000	2,162,160
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, Series A, 6.25%,
9/01/35	5,000,000	5,016,650
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,009,660
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,294,210
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45.	4,500,000	4,998,555
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49.	3,375,000	3,387,555
El Camino Hospital, 4.00%, 2/01/42	6,500,000	6,620,770
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,650,700
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38.	10,000,000	10,372,500
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	25,655,250
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	7,860,606
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,014,920
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	30,392,940
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of
Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	9,935,447
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,078,950
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29	7,000,000	7,114,030
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	10,777,974
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,088,840
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,885,905
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,100,810
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,313,148
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,804,535
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	5,000,000	5,119,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Mobile Home Park Revenue, (continued)
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	$1,000,000	$1,181,220
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	4,798,640
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,200,177
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,389,900
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/27	1,125,000	1,202,591
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/32	825,000	877,544
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/37	1,325,000	1,389,408
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A,
5.00%, 7/01/47	4,915,000	5,110,175
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,668,100
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,079,180
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,174,657
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,569,214
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	2,805,000	2,942,529
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,039,390
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,764,857
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,130,750
Rocketship Education Obligated-Group, Series A, 5.00%, 6/01/34.	750,000	787,208
Rocketship Education Obligated-Group, Series A, 5.125%, 6/01/47	845,000	880,820
Rocketship Education Obligated-Group, Series A, 5.25%, 6/01/52.	980,000	1,022,953
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	336,581
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	377,104
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,785,240
Summit Public Schools-Obligated Group, 5.00%, 6/01/47.	1,500,000	1,623,420
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,110,780
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,072,020
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,034,527
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,370,619
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	10,742,100
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/35	2,525,000	2,713,794
Green Dot Public Schools Projects, Series A, 5.00%, 8/01/45	3,500,000	3,711,400
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,313,676
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,813,539
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,652,685
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44.	5,000,000	5,709,850
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48.	5,000,000	5,691,250
Chapman University, 5.00%, 4/01/40	5,000,000	5,576,550
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,544,055
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,396,060
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,109,262
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,146,694

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
Various Purpose, 6.00%, 11/01/39	$13,000,000	$13,650,390
Various Purpose, FGIC Insured, 6.00%, 8/01/19	10,000	10,179
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,639,050
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	470,156
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,471,596
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%,
5/01/36.	2,675,000	2,802,999
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%,
5/01/46.	2,775,000	2,862,052
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,049,410
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	2,852,493
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,801,240
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,713,370
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,252,031
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,130,650
Biola University, Series A, Pre-Refunded, 5.625%, 10/01/23	6,000,000	6,018,420
Biola University, Series A, Pre-Refunded, 5.80%, 10/01/28	7,500,000	7,523,925
Biola University, Series A, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,019,500
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,762,075
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,585,300
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,215,500
Channing House Project, Refunding, Series A, California Mortgage Insured, 4.00%, 5/15/40	6,500,000	6,731,660
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,465,900
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,085,100
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.00%, 11/01/36	1,395,000	1,337,470
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.50%, 11/01/46	1,600,000	1,603,168
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	2,898,446
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,395,700
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,402,090
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,222,196
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,030,458
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,294,570
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	20,047,400
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,184,293
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,120,308
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47.	3,000,000	3,265,140
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,494,594
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,893,900
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,612,250
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	656,220
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,501,777
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,627,155
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,543,530
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	7,014,670

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various
Buildings, Series C, 5.75%, 10/01/31	$4,640,000	$5,163,253
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,943,509
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	16,999,004
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32.	750,000	829,785
Aldersly, Refunding, Series A, 5.00%, 5/15/40.	1,010,000	1,109,788
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,230,250
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,344,970
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,283,481
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,076,563
California Baptist University, Series A, 5.125%, 11/01/23	715,000	766,394
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,808,248
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,657,883
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,462,225
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,237,933
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,016,500
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36.	8,000,000	9,031,360
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,790,920
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,704,307
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,509,800
Huntington Memorial Hospital, 5.00%, 7/01/43	1,500,000	1,690,905
Huntington Memorial Hospital, 4.00%, 7/01/48	7,000,000	7,171,360
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,864,784
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at
Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,713,204
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46.	10,735,000	11,621,067
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,276,835
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41.	5,500,000	5,946,270
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46.	5,000,000	5,388,300
Loma Linda University Medical Center, Series A, 5.25%, 12/01/48.	2,000,000	2,206,680
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56.	6,500,000	7,017,855
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58.	15,000,000	16,557,150
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45.	3,000,000	3,049,380
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	9,408,166
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,175,580
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,124,858
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,395,000	2,524,881
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,455,000	2,494,722
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,093,591
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	2,000,000	2,146,680
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,329,332
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,359,249
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,500,000	2,658,125
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	4,030,762
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	3,857,058
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	2,977,369
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	5,135,000	5,674,740
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	1,959,680
Viamonte Senior Living 1 Project, Series A, California Mortgage Insured, 4.00%, 7/01/43	1,250,000	1,289,963

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Viamonte Senior Living 1 Project, Series A, California Mortgage Insured, 4.00%, 7/01/47	$2,500,000	$2,569,500
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/36.	1,000,000	1,091,630
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/45.	1,500,000	1,626,810
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	994,788
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,357,692
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,197,280
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,155,000	11,089,966
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40.	1,500,000	1,668,735
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A,
5.00%, 5/15/42	960,000	1,078,579
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,390,842
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,087,361
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,090,400
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	5,820,650
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/45	42,000,000	9,805,320
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,718,326
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, zero cpn., Pre-Refunded,
8/01/39.	6,450,000	1,599,020
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, zero cpn., Pre-Refunded,
8/01/40.	6,730,000	1,552,207
Chatom USD, GO, Stanislaus County, Capital Appreciation, Election of 2006, Series C, XLCA Insured,
zero cpn., 8/01/47	9,450,000	1,811,376
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,799,349
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,674,792
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,107,230
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,309,721
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,137,124
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,576,763
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,854,875
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,255,610
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/42	8,500,000	3,297,915
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/43	3,000,000	1,110,600
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,228,638
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,190,720

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,369,870
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,651,407
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,836,607
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	744,921
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,305,888
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,082,050
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36.	500,000	554,445
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33	4,390,000	4,369,630
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45.	4,000,000	4,495,520
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,072,442
Election of 2014, Series A, 5.00%, 8/01/44.	7,375,000	8,308,232
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,290,361
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,720,000	4,720,189
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,052,670
5.00%, 9/01/45	2,500,000	2,624,725
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,171,060
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,264,995
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	28,450,000	16,930,879
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/27	1,000,000	1,105,700
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,720,407
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	4,933,035
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,260,338
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,117,644
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero
cpn., 8/01/29	2,400,000	1,668,768
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,224,888
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	5,930,499
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40.	1,500,000	1,621,650
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45.	2,630,000	2,837,007
Folsom Ranch Financing Authority Special Tax Revenue,
5.00%, 9/01/47	3,000,000	3,271,950
CFD No. 20, Russell Ranch, 5.00%, 9/01/28.	600,000	683,202
CFD No. 20, Russell Ranch, 5.00%, 9/01/33.	530,000	592,794
CFD No. 20, Russell Ranch, 5.00%, 9/01/38.	850,000	938,910
CFD No. 20, Russell Ranch, 5.00%, 9/01/48.	1,675,000	1,842,534
Fontana Special Tax,
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,105,080
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	1,007,380

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	$75,000,000	$26,947,500
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	10,578,060
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,818,800
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	25,092,000
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40.	4,655,000	5,081,538
Pacific Commons, Refunding, 5.00%, 9/01/45.	3,255,000	3,544,858
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/45	42,630,000	47,492,378
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn.,
6/01/47.	50,000,000	8,987,000
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/47	43,500,000	44,720,175
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	32,750,000	34,168,075
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,218,050
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,019,500
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,237,561
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,170,426
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,191,181
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-
Refunded, zero cpn., 8/01/44	30,000,000	4,616,100
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49.	10,000,000	2,931,600
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010,
Series A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,538,415
Imperial County Special Tax, CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,725,766
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,615,759
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,108,520
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,187,927
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,199,120
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,388,400
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,234,229
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,323,514
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,360,175
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,752,940
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,079,850
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,615,575
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,954,215
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,735,880
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,239,480
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,236,200
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	780,381
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,114,830
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,772,825
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,111,570

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, (continued)
CFD No. 09-1, Series C, 4.00%, 9/01/53	$1,260,000	$1,257,631
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,109,940
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,452,767
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,356,200
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,304,880
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,577,112
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,498,969
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,857,927
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,461,765
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,498,682
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,597,840
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30%
thereafter, 8/01/40	1,140,000	955,514
Lammersville Joint USD Special Tax, CFD No. 2014-1, Improvement Area No. 1, Mountain House
School Facilities, 5.00%, 9/01/47	4,000,000	4,384,920
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing
Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,641,960
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/34	2,000,000	2,096,660
Combined Redevelopment Project Areas, Housing Programs, Pre-Refunded, 6.875%, 8/01/39	2,000,000	2,096,660
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to
8/01/26, 6.75% thereafter, 8/01/33	8,050,000	7,423,790
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,101,536
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,162,437
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,164,838
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,842,453
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,170,000	1,254,954
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	863,065
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,058,010
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured,
zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	5,280,665
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,456,501
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,439,113
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,846,815
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,743,850
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34.	1,500,000	1,397,580
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42.	4,500,000	4,108,365
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,332,022
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	5,150,000	5,815,019
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	7,090,425

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	$1,000,000	$1,102,630
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,650,030
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded,
6.50%, 9/01/39	6,250,000	6,556,875
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn.,
8/01/41	10,000,000	2,362,700
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,551,474
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39.	32,300,000	45,368,257
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,320,850
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,559,244
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,364,374
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,711,950
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,104,211
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,681,740
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42.	1,000,000	1,088,240
New Haven Facilities, Area A, 5.00%, 9/01/47.	500,000	542,710
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,197,966
Ontario CFD No. 34 Special Tax, Countryside Phase 1 North-Facilities, 4.00%, 9/01/48	1,000,000	998,260
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,530,000	1,680,261
Village of Esencia, Series A, 5.25%, 8/15/45	5,000,000	5,519,000
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	6,942,525
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	11,099,600
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%,
8/01/36	3,000,000	3,250,860
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	14,902,720
6.125%, 9/15/40	1,500,000	1,612,710
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	4,904,750
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	7,500,000	7,212,225
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	6,789,687
Refunding, 5.00%, 11/01/39	5,000,000	5,402,600
Palomar Pomerado Health COP,
Pre-Refunded, 6.00%, 11/01/30	10,000,000	10,955,200
Pre-Refunded, 6.75%, 11/01/39	15,550,000	16,490,619
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51	25,000,000	2,989,250
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	4,822,500
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,907,070
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,313,383
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,534,124
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,166,595
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,046,357
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,392,822
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,670,000	5,718,932

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	$9,000,000	$1,887,930
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,257,650
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,543,700
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,210,360
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,191,440
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,304,532
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,354,875
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22,
6.20% thereafter, 8/01/31	2,750,000	2,896,575
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	5,506,160
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,720,667
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.
to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	13,746,720
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	1,625,000	1,811,046
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,102,630
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,307,465
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	2,992,236
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	3,122,963
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,645,376
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,911,937
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39.	3,000,000	3,275,670
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	2,030,123
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,367,460
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A,
AGMC Insured, 4.00%, 10/01/37	6,000,000	6,175,980
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30.	1,500,000	1,644,375
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,643,450
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,540,000
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,700,981
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	1,600,000	1,607,856
CFD No. 32, 4.00%, 9/01/48	1,850,000	1,853,016
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,375,750
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
6.75%, 9/01/29	2,630,000	2,765,550
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,605,720
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,147,181
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,280,740
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,234,072
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,403,049

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	$1,265,000	$1,370,653
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	6,946,225
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36.	1,550,000	1,655,090
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46.	4,050,000	4,435,803
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	548,695
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,193,401
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,029,184
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,771,605
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,240,176
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,104,670
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,372,663
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,683,000
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	6,304,050
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	4,239,800
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,201,840
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	1,970,364
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	320,127
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	749,433
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	1,998,287
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	4,258,671
Election of 2008, Series D, 5.00%, 8/01/45.	2,755,000	3,098,108
Election of 2008, Series D, 5.00%, 8/01/48.	3,760,000	4,213,343
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,083,900
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,080,690
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,355,900
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,551,950
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40.	1,780,000	1,932,760
CFD No. 2006-1, 5.00%, 9/01/46.	2,475,000	2,679,460
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,502,376
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,250,140
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%,
6/01/32	980,000	1,011,919
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	10,000,000	11,573,700
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47.	26,025,000	20,804,645
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	4,641,958
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	9,203,760
San Francisco City and County Airport Commission International Airport Revenue, Refunding, Second
Series, Series D, 5.00%, 5/01/48	10,000,000	11,280,800

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	$10,000,000	$2,558,700
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,764,425
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23.	2,000,000	1,606,220
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26.	3,000,000	2,071,650
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31.	6,000,000	3,180,180
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43.	16,500,000	4,695,900
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,123,570
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,129,450
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,371,500
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,694,175
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,801,550
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	7,500,000	8,145,300
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	15,051,708
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	15,360,711
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	30,214,355
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	38,318,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	81,887,250
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,548,980
Refunding, Series A, 5.00%, 3/01/37	2,500,000	2,826,250
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,090,150
Refunding, Series B, 5.00%, 3/01/42	2,550,000	2,901,033
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,660,980
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,704,050
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,542,100
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,576,969
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,802,320
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area,
Series A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,783,348
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36.	3,000,000	3,258,750
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43.	10,000,000	10,860,100
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	5,702,132
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	2,030,724
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,181,468
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,525,714
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,848,371
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,532,975
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,365,688
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,361,413
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation
Improvements, 7.30%, 9/02/24	1,330,000	1,342,595

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn.,
8/01/49	$15,015,000	$3,787,534
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,442,085
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36.	10,000,000	10,121,500
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43.	1,410,000	1,543,217
CFD No. 2006-1, 5.00%, 9/01/47.	1,820,000	1,987,822
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,217,279
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,705,700
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,346,922
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn.,
8/01/49	17,505,000	4,350,168
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-
Refunded, 7.00%, 8/01/39.	2,100,000	2,414,832
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,021,150
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	803,384
Sacramento County Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,255,288
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,763,700
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46.	25,000,000	4,308,750
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34 .	5,640,000	2,818,703
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33	1,610,000	1,772,079
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38	2,385,000	2,595,667
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43	3,250,000	3,521,017
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	3,690,000	3,981,916
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,985,000	2,945,479
CFD No. 04-1, 5.75%, 9/01/29	2,955,000	2,977,901
CFD No. 04-1, 5.25%, 9/01/30	5,025,000	4,902,842
CFD No. 04-1, 5.80%, 9/01/35	4,505,000	4,538,833
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%,
8/01/40	3,540,000	3,845,573
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45.	10,000,000	10,681,400
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,290,712
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,121,230
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,534,481
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	822,135
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,092,930
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,081,330
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,258,600
Union City CRDA Successor Agency Tax Allocation Revenue, Community Redevelopment Project,
Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,561,137
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,686,650
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,476,480
Refunding, 5.00%, 9/01/37	2,000,000	2,160,740
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,255,000	3,264,342

|13

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	$7,500,000	$8,116,875
Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,538,984
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42.	5,455,000	6,109,982
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero
cpn., 6/01/49	11,940,000	3,213,770
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,011,740
Refunding, Series B, 4.00%, 7/01/36	1,900,000	1,908,341
Series A, 5.50%, 7/01/38	2,890,000	3,031,783
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,156,000
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,792,400
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,095,370
6.00%, 3/01/41	1,500,000	1,641,135
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%,
9/01/32	2,750,000	3,133,955
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,060,590
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,920,798
		2,328,013,318
U.S. Territories 3.4%
Guam 1.3%
Government of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,314,300
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.00%, 1/01/46	10,000,000	10,896,700
Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,275,200
Refunding, 5.00%, 7/01/36	1,755,000	1,947,629
Refunding, 5.00%, 7/01/37	1,500,000	1,661,040
Refunding, 5.00%, 7/01/40	3,000,000	3,312,510
Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40	4,750,000	5,145,865
		32,553,244
Northern Mariana Islands 0.2%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,780,000	5,751,100
Puerto Rico 1.9%
[d] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,487,500
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,892,500
Series A, 7.00%, 7/01/33	25,000,000	16,468,750
Series A, 6.75%, 7/01/36	11,735,000	7,730,431
Series A, 7.00%, 7/01/43	5,000,000	3,293,750
Series A-4, zero cpn., 7/01/19.	1,601,766	1,055,163
Series B, zero cpn., 7/01/19	1,601,765	1,055,163
Series E-1, zero cpn., 1/01/21.	1,768,493	1,164,995
Series E-2, zero cpn., 7/01/21.	1,768,493	1,164,995
Series E-3, zero cpn., 1/01/22.	600,000	395,250
Series E-4, zero cpn., 7/01/22.	600,000	395,250

|14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	$4,500,000	$4,331,250
		47,434,997
Total U.S. Territories		85,739,341
Total Municipal Bonds (Cost $2,224,662,558)		2,413,752,659

Total Investments before Short Term Investments (Cost $2,224,662,558)		2,413,752,659

Short Term Investments 2.7%

Municipal Bonds 2.7%
California 2.7%
[e] California State GO,
Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put,
1.18%, 5/01/34	24,935,000	24,935,000
Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 1.18%, 5/01/34	9,540,000	9,540,000
Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.20%, 5/01/33	4,600,000	4,600,000
[e] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo
Bank, Daily VRDN and Put, 1.27%, 8/15/47	2,555,000	2,555,000
[e] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and
Put, 1.24%, 10/01/41	1,900,000	1,900,000
[e] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put,
1.30%, 7/01/35	4,900,000	4,900,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put,
1.29%, 7/01/34	5,000,000	5,000,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 1.26%, 7/01/35	12,600,000	12,600,000
[e] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.29%, 7/01/35	1,400,000	1,400,000
Total Short Term Investments (Cost $67,430,000)		67,430,000
Total Investments (Cost $2,292,092,558) 99.2%		2,481,182,659
Other Assets, less Liabilities 0.8%.		19,284,731
Net Assets 100.0%		$2,500,467,390

See Abbreviations on page 22.

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dDefaulted security or security for which income has been deemed uncollectible.
eVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|15

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, August 31, 2018 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 98.6%
Tennessee 95.5%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C,
5.00%, 9/01/40	$2,750,000	$3,124,138
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	501,740
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35.	1,000,000	1,075,060
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	2,475,000	2,561,922
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	801,373
Clarksville Electric System Revenue,
Refunding, 4.00%, 9/01/33	2,000,000	2,128,960
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,127,720
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,388,394
Clarksville Water Sewer and Gas Revenue,
Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,373,620
Refunding, 4.00%, 2/01/37	1,325,000	1,391,780
Refunding, 4.00%, 2/01/38	1,000,000	1,052,050
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,257,190
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,692,720
Germantown GO,
4.00%, 8/01/43	2,330,000	2,449,389
4.00%, 8/01/45	2,525,000	2,650,417
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	4,927,736
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,379,770
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	7,719,530
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	877,555
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	75,000	75,184
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,022,584
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,123,050
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42.	5,000,000	5,428,100
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,439,045
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,406,500
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,619,280
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,653,412
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,092,320
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,106,800
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,390,000	2,516,144
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,029,540
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,383,291
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,149,990
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,856,384
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,134,890
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,049,620

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27.	$1,975,000	$2,013,750
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,439,708
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,659,900
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,214,920
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,233,000
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,684,067
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,202,200
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,760,610
Series A, 5.00%, 5/15/39	4,000,000	4,462,320
Series A, 5.00%, 5/15/42	3,000,000	3,458,550
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,779,363
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	863,084
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	9,320,940
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,527,100
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,310,620
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,284,824
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Series A, 5.00%, 7/01/46	6,855,000	7,876,121
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,466,520
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,343,188
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	10,320,800
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19.	3,015,000	3,101,923
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	842,910
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,904,969
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,487,050
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36.	4,000,000	4,540,440
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,121,710
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	327,483
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,084,387
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	710,859
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,363,751
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,805,000	1,823,880
Issue 2, 3.85%, 7/01/42	2,000,000	2,005,860
Issue 3, 3.65%, 7/01/47	995,000	979,249
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,220,000	1,229,052
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,340,900
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,653,200
Higher Educational Facilities Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,066,000
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%,
6/01/41	1,000,000	1,113,040

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	$3,000,000	$3,242,790
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,742,250
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,191,900
		235,662,386
U.S. Territories 3.1%
Guam 1.8%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,175,000	1,175,012
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,357,654
		4,532,666
Puerto Rico 1.3%
[a] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,243,750
Total U.S. Territories		7,776,416
Total Municipal Bonds before Short Term Investments (Cost $238,467,114)		243,438,802

Short Term Investments (Cost $900,000) 0.4%

Municipal Bonds 0.4%
Tennessee 0.4%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.56%,
6/01/42	900,000	900,000
Total Investments (Cost $239,367,114) 99.0%		244,338,802
Other Assets, less Liabilities 1.0%		2,398,795
Net Assets 100.0%.		$246,737,597

See Abbreviations on page 22.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. Restricted Securities

At August 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Acquisition
Units Issuer	Date	Cost	Value
Franklin California High Yield Municipal Fund
7,830,849 1155 Island Avenue LLC, LP (Value is 0.0% of Net Assets)	12/04/14	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$	—[b]	$—
Municipal Bonds	—	2,413,752,659		—	2,413,752,659
Short Term Investments	—	67,430,000		—	67,430,000
Total Investments in Securities	$—	$2,481,182,659		$—	$2,481,182,659

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$243,438,802		$—	$243,438,802
Short Term Investments	—	900,000		—	900,000
Total Investments in Securities	$—	$244,338,802		$—	$244,338,802

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes securities determined to have no value at August 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820.The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance
HDA	Housing Development Authority/Agency

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 25, 2018

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date   October 25, 2018